T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
May 31, 2024 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
MARYLAND  94.2%
Anne Arundel County Consolidated Special Taxing Dist.,
Villages of Dorchester & Farmington Village, 5.00%, 7/1/24  500 500
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 4/1/26  1,730 1,780
Anne Arundel County, Consolidated General Improvements,
GO, 5.00%, 10/1/26  1,090 1,111
Anne Arundel County, Consolidated Water & Sewer, GO,
5.00%, 10/1/26  1,740 1,803
Baltimore City, Convention Center Hotel, 5.00%, 9/1/26  1,000 998
Baltimore City, Harbor Point, Series A, 2.75%, 6/1/24 (1) 190 190
Baltimore City, Harbor Point, Series A, 2.80%, 6/1/25 (1) 125 122
Baltimore City, Harbor Point, Series A, 2.85%, 6/1/26 (1) 135 129
Baltimore City, Harbor Point, Series A, 3.05%, 6/1/28 (1) 190 174
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 3/1/26  2,315 2,378
Baltimore County, Consolidated Public Improvement, GO,
5.00%, 8/1/26  1,870 1,901
Baltimore County, Consolidated Public Improvement,
Series 2022, GO, 5.00%, 3/1/27  275 287
Baltimore County, Metropolitan Dist., 80th Issue, GO, 5.00%,
3/1/27  1,000 1,045
Baltimore County, Oak Crest Village, 2.25%, 1/1/26  435 420
Baltimore County, Oak Crest Village, 5.00%, 1/1/25  35 35
Baltimore County, Oak Crest Village, 5.00%, 1/1/29  395 400
Carroll County, GO, 5.00%, 11/1/25  1,400 1,431
Charles County, Consolidated Public Improvement, GO, 4.00%,
10/1/25  525 529
Charles County, Consolidated Public Improvement,
Series 2021, GO, 5.00%, 10/1/26  1,095 1,135
Charles County, Consolidated Public Improvement,
Series 2023, GO, 5.00%, 10/1/26  1,800 1,865
Frederick County, Series A, 5.00%, 7/1/24  1,000 1,001
Frederick County, Series A, 5.00%, 7/1/25  1,165 1,177
Frederick County, Public Fac. Project, GO, 5.00%, 4/1/26  1,565 1,610
Gaithersburg, Asbury Maryland Obligated Group, Series B,
5.00%, 1/1/27  1,310 1,316
Harford County, GO, 5.00%, 10/1/25  840 857
Harford County, GO, 5.00%, 10/1/26  1,950 2,020
Harford County, Series B, GO, 5.00%, 7/1/26  2,665 2,750
Howard County, Series A, GO, 5.00%, 2/15/26  1,270 1,304
Howard County, Series B, GO, 5.00%, 8/15/26  275 284

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/24  260 260
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/25  235 238
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/26  120 123
Howard County Housing Commission, Roger Carter
Recreational Center, 5.00%, 6/1/27  125 131
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 2/15/25  620 626
Howard County, Consolidated Public Improvement, Series A,
GO, 5.00%, 8/15/26  2,305 2,383
Maryland, Series 2017-A, GO, 5.00%, 8/1/25  2,375 2,418
Maryland, Series 2017-A, GO, 5.00%, 8/1/26  3,140 3,245
Maryland, Series 2019-A, GO, 5.00%, 8/1/25  4,130 4,205
Maryland, Series 2019-A, GO, 5.00%, 8/1/26  1,135 1,173
Maryland, Series A, GO, 5.00%, 3/15/25  1,595 1,614
Maryland, Series A, GO, 5.00%, 3/15/26  1,505 1,547
Maryland, Series A, GO, 5.00%, 3/15/27  2,090 2,183
Maryland, Series A, GO, 5.00%, 8/1/27  315 331
Maryland, Series A, GO, 5.00%, 3/15/28  1,000 1,061
Maryland, Series B, GO, 5.00%, 8/1/25  3,825 3,894
Maryland, Series B, GO, 5.00%, 8/1/26  1,045 1,080
Maryland CDA, Series C, 1.55%, 3/1/29  750 639
Maryland CDA, Series C, 5.00%, 9/1/26  1,295 1,327
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/27  780 810
Maryland Dept. of Housing & Community Dev., Series A-1,
5.00%, 6/1/28  815 861
Maryland DOT, 2.125%, 10/1/31  410 344
Maryland DOT, 4.00%, 12/15/25  35 35
Maryland DOT, 4.00%, 11/1/27  195 192
Maryland DOT, 5.00%, 5/1/25  415 421
Maryland DOT, 5.00%, 6/1/25  650 650
Maryland DOT, 5.00%, 5/1/26  2,140 2,168
Maryland DOT, 5.00%, 10/1/26  1,155 1,197
Maryland DOT, 5.00%, 11/1/26  1,040 1,045
Maryland DOT, 5.00%, 10/1/27  2,100 2,170
Maryland DOT, Series 2020, 5.00%, 10/1/26  1,370 1,420
Maryland DOT, Series A, 5.00%, 12/1/25  1,110 1,136
Maryland DOT, Series A, 5.00%, 10/1/27  475 500
Maryland DOT, Series B, 5.00%, 8/1/26 (2) 1,235 1,262
Maryland DOT, Series B, 5.00%, 8/1/27 (2) 1,250 1,289
Maryland DOT, Series B, 5.00%, 12/1/27  800 845

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Economic Dev., Series B, VRDN, 4.10%, 10/1/36
(Tender 4/3/28)  2,025 2,051
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/24  230 230
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/25  300 299
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/26  350 347
Maryland Economic Dev., Bowie State Univ., 4.00%, 7/1/27  500 495
Maryland Economic Dev., Cargo Revenue, 4.00%, 7/1/24 (1)(2) 585 584
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/26  750 762
Maryland Economic Dev., Morgan State Univ., 5.00%, 7/1/27  750 768
Maryland Economic Dev., Salisbury Univ. Project, 5.00%,
6/1/27  970 970
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/25  1,180 1,184
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/29  1,000 1,037
Maryland Economic Dev., Univ. of Maryland Baltimore County
Project, 4.00%, 7/1/24 (3) 25 25
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/25 (3) 15 15
Maryland Economic Dev., Univ. of Maryland College Park
Project, 4.00%, 6/1/26 (3) 1,625 1,631
Maryland Economic Dev., Univ. of Maryland Project, 4.00%,
7/1/25  200 199
Maryland Economic Dev., Univ. of Maryland Project, 5.00%,
7/1/27  175 177
Maryland HHEFA, 5.00%, 7/1/24  75 75
Maryland HHEFA, 5.00%, 7/1/26 (Prerefunded 7/1/24) (4) 80 80
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/25  475 472
Maryland HHEFA, Adventist Healthcare, 4.00%, 1/1/27  640 632
Maryland HHEFA, Adventist Healthcare, 5.00%, 1/1/25  470 471
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/26  1,085 1,101
Maryland HHEFA, Broadmead, Series A, 5.00%, 7/1/24  185 185
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/25  65 65
Maryland HHEFA, Charlestown Community, Series A, 5.00%,
1/1/28  505 514
Maryland HHEFA, Edenwald Issue, Retirement Fac., 5.00%,
1/1/25  310 311
Maryland HHEFA, Johns Hopkins Health, Series A, 5.00%,
5/15/25  325 329
Maryland HHEFA, Lifebridge Health, 3.00%, 7/1/25  245 242
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/25  90 91
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/26  215 220

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Lifebridge Health, 5.00%, 7/1/28
(Prerefunded 7/1/25) (4) 395 400
Maryland HHEFA, Lifebridge Health, Series 2015, 5.00%,
7/1/24  165 165
Maryland HHEFA, Lifebridge Health, Series 2017, 5.00%,
7/1/24  70 70
Maryland HHEFA, MedStar Health, 5.00%, 8/15/24  385 385
Maryland HHEFA, MedStar Health, 5.00%, 8/15/26  1,030 1,037
Maryland HHEFA, MedStar Health, Series A, 4.00%, 8/15/24  295 295
Maryland HHEFA, MedStar Health, Series A, 5.00%, 8/15/27  1,000 1,000
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/24  1,500 1,501
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  1,500 1,515
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/27  1,430 1,440
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28  100 101
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  200 204
Maryland HHEFA, Stevenson Univ. Project, 5.00%, 6/1/28  445 455
Maryland HHEFA, Univ. of Maryland Medical System, 5.00%,
7/1/28  500 508
Maryland HHEFA, Univ. of Maryland Medical System, Series B,
5.00%, 7/1/26  265 272
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-1, VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  6,225 6,261
Maryland HHEFA, Univ. of Maryland Medical System,
Series B-2, VRDN, 5.00%, 7/1/45 (Tender 7/1/27)  3,000 3,088
Maryland HHEFA, Univ. of Maryland Medical System, Series D,
VRDN, 4.00%, 7/1/41  200 200
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (5) 215 215
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (4) 90 90
Maryland Ind. Dev. Fin. Auth., McDonogh School, 5.00%, 9/1/24  325 326
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/28  100 102
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/34 (Prerefunded 5/1/26) (4) 1,000 1,029
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/35 (Prerefunded 5/1/26) (4) 2,000 2,058
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/41 (Prerefunded 5/1/26) (4) 1,300 1,338
Maryland Stadium Auth., Baltimore City Public Schools, 5.00%,
5/1/46 (Prerefunded 5/1/26) (4) 2,555 2,629
Maryland Stadium Auth., Built to Learn Revenue, Series A,
5.00%, 6/1/26  2,025 2,085
Maryland Stadium Auth., Football Stadium, Series A, 5.00%,
3/1/26  495 507

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Maryland Transportation Auth., Series A, 5.00%, 7/1/28  1,500 1,597
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/25 (2) 1,000 1,008
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/27 (2) 2,000 2,058
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/28 (2) 750 780
Maryland Transportation Auth., Passenger Fac. Charge
Revenue, 5.00%, 6/1/29 (2) 1,000 1,048
Montgomery County, Series B, GO, 4.00%, 11/1/26  535 543
Montgomery County, Series C, GO, 5.00%, 10/1/25  415 424
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 8/1/25  3,025 3,079
Montgomery County, Consolidated Public Improvement,
Series A, GO, 5.00%, 8/1/27  3,270 3,437
Montgomery County, Housing Opportunities Commission,
Series C, 5.00%, 1/1/28  425 444
Prince George's County, Series A, GO, 5.00%, 8/1/25  1,000 1,017
Prince George's County, Series A, GO, 5.00%, 8/1/26  1,000 1,033
Prince George's County, Consolidated Public Improvement,
Series 2018A, GO, 5.00%, 7/15/27  690 725
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/25  765 778
Prince George's County, Consolidated Public Improvement,
Series A, GO, 5.00%, 7/15/27  585 614
Prince George's County, Consolidated Public Improvement,
Series B, GO, 5.00%, 7/15/26  650 671
Prince George's County, National Harbor Project, 5.00%, 7/1/24  1,015 1,016
Prince George's County, Regional Medical Center, COP, 5.00%,
10/1/26  260 269
Rockville, Ingleside at King Farm Project, Series A-2, 3.375%,
11/1/27  450 430
Univ. System of Maryland, Series A, 5.00%, 4/1/26  1,895 1,946
Univ. System of Maryland, Series B, 5.00%, 4/1/26  595 611
Washington County, GO, 5.00%, 7/1/27 (6) 1,095 1,150
Washington Suburban Sanitary Commission, 5.00%, 6/1/25  630 640
Washington Suburban Sanitary Commission, 5.00%, 6/15/26  750 774
Washington Suburban Sanitary Commission, 5.00%, 6/1/27  900 943
Washington Suburban Sanitary Commission, Consolidated
Public Improvement, 5.00%, 6/1/25  800 812
148,060
PUERTO RICO  4.9%
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/24 (1) 775 775

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (1) 750 777
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,415 1,427
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  3,525 3,683
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  1,000 1,075
7,737
Total Investments in Securities  99.1%
(Cost $157,567) $ 155,797
Other Assets Less Liabilities 0.9% 1,343
Net Assets 100.0% $ 157,140
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $2,751 and represents 1.8% of net assets.
(2) Interest subject to alternative minimum tax.
(3) Insured by Assured Guaranty Municipal Corporation
(4) Prerefunded date is used in determining portfolio maturity.
(5) Escrowed to maturity
(6) When-issued security
CDA Community Development Administration/Authority
COP Certificate of Participation
DOT Department of Transportation
GO General Obligation
HHEFA Health & Higher Educational Facility Authority
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Maryland Short-Term Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting
Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Maryland Short-Term Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On May 31, 2024, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F90-054Q1 05/24